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                                             JOHN B. TOWERS
                                             COUNSEL
                                             METROPOLITAN LIFE INSURANCE COMPANY
                                             501 BOYLSTON STREET
                                             BOSTON, MA 02116-3700

MetLife Life and Annuity Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

                                        September 8, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: MetLife Life and Annuity Company of Connecticut
         MetLife of CT Fund BD II for Variable Annuities
         File No. 811-07259

Commissioners:

Semi-Annual Reports dated June 30, 2006 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of MetLife of CT Fund BD II for Variable Annuities of MetLife Life and Annuity Company of Connecticut pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain series of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 002-86838.

The Semi-annual reports for certain series of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000813383, File No. 811-05125.

The Semi-annual reports for certain portfolios of Legg Mason Partners Investment Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000810271, File No. 811-05018.

The Semi-annual reports for certain portfolios of Legg Mason Partners Lifestyle Series, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001000077, File No. 811-07435.

The Semi-annual reports for certain series of Legg Mason Partners Variable Portfolios I, Inc., are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047909, File No. 811-08443.

The Semi-annual reports for certain series of Legg Mason Partners Variable Portfolios II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No. 811-06310.

The Semi-annual reports for certain series of Legg Mason Partners Variable Portfolios III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000919557, File No. 811-08372.
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MetLife of CT Fund BD II for Variable Annuities
File No. 811-07259
Page 2


The Semi-annual reports for certain series of Legg Mason Partners Variable Portfolios V are incorporated by reference as filed on Form N-CSRS, CIK No. 0001176343, File No. 811-21128.

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

                                        Sincerely,


                                        /s/ John B. Towers
                                        ----------------------------------------
                                        John B. Towers
                                        Counsel
                                        Metropolitan Life Insurance Company